Income Taxes (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Summary of Reconciliation of Statutory Federal Rate and Effective Rate for Operations

A reconciliation of the statutory federal rate and the effective rate, for operations, is as follows for the years ended March 31, 2023 and 2022 (in thousands, except percentages):

	March 31, 2023		March 31, 2022
Tax computed at federal statutory rate	$(3,624)	21%	$(2,404)	21%
State income tax, net of federal benefit	(44)	0.2%	(6)	0%
Stock-based compensation	167	-1%	1,857	-16.2%
Research credits	60	-0.4%	(249)	2.1%
Change in tax rate	157	-0.9%	454	-4.0%
Removal of net operating losses and research development credits	1,410	-8.2%	2,269	-19.8%
Other	1	0%	20	-0.1%
Valuation allowance	1,873	-10.7%	(1,941)	16.9%
Provision (benefit) for income taxes	$—	0.0%	$—	0.0%

Summary of Net Deferred Tax Assets	Significant components of the Company’s net deferred tax assets are as follows as of March 31, 2023 and 2022 (in thousands, except percentages):

	March 31, 2023	March 31, 2022
Deferred tax assets:
Amortization	$598	$—
Section 174 R&D capitalization	855	—
Accrued expenses and reserves	116	110
Operating lease liability	384	611
Stock-based compensation	755	554
Inventory	251	—
Other, net	3	3
Total deferred tax assets	2,962	1,278
Valuation allowance	(2,458)	(583)
Net deferred tax assets	$504	$695
Deferred tax liabilities:
Operating lease right-of-use assets	(363)	(603)
Depreciation	(135)	(92)
Investment in equity securities	(6)	—
Total deferred tax liabilities	$(504)	$(695)
	$—	$—